DEPOSITS	12 Months Ended
Sep. 30, 2015
DEPOSITS
DEPOSITS

7.DEPOSITS

Deposits at September 30, 2015 and 2014 are summarized as follows:

	September 30, 2015		September 30, 2014
		Weighted		Weighted
		Average		Average
		Interest		Interest
	Amount	Rate	Amount	Rate

Demand deposits:
Non-interest-bearing checking	$203,551,218	—%	$189,641,864	—%
Interest-bearing checking	225,966,738	0.11%	222,156,365	0.10%
Savings accounts	43,938,003	0.12%	43,640,231	0.13%
Money market	228,678,665	0.31%	203,973,873	0.29%

Total demand deposits	702,134,624	0.14%	659,412,333	0.13%

Certificates of deposit:
Traditional	323,593,352	0.88%	273,348,932	0.66%
CDARS	82,106,105	0.50%	44,793,676	0.31%
Brokered	29,970,657	0.59%	44,098,163	0.39%

Total certificates of deposit	435,670,114	0.79%	362,240,771	0.59%

Total deposits	$1,137,804,738	0.39%	$1,021,653,104	0.29%

CDARS certificates of deposit represent deposits offered directly by the Bank primarily to its in-market customers through the Promontory Interfinancial Network Certificate of Deposit Account Registry Service (“CDARS”).  The CDARS program enables the Company’s customers to receive FDIC insurance on their account balances up to $50 million.

At September 30, 2015 and 2014, the Federal Home Loan Bank of Des Moines had issued letters of credit totaling $49.0 million and $46.3 million, respectively, which the Bank had pledged as collateral to secure deposits of public institutions and for other purposes as required by law.

The aggregate amounts of certificates of deposit with a minimum principal amount of $100,000 were $281.5 million and $216.0 million at September 30, 2015 and 2014, respectively.  At September 30, 2015, the scheduled maturities of all certificates of deposit were as follows:

Maturing within:
Three months ending:
December 31, 2015	$79,649,784
March 31, 2016	93,962,983
June 30, 2016	85,894,739
September 30, 2016	57,073,278
Year ending September 30:
2017	83,273,304
2018	31,115,292
2019	3,753,016
2020	947,718

Total	$435,670,114

A summary of interest expense on deposits for the years ended September 30, 2015, 2014 and 2013 is as follows:

	2015	2014	2013

Interest-bearing checking	$316,645	$405,664	$476,217
Savings	64,427	70,125	69,725
Money market	754,453	662,300	516,768
Certificates of deposit	3,032,352	2,376,311	3,902,473

Total	$4,167,877	$3,514,400	$4,965,183